UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1 (405) 778-8377

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

North Shore Dual Share Class ETF

Semi-Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

North Shore Dual Share Class ETF

Table of Contents

The Fund files its complete schedule of Fund holdings with the Commission for the first and third quarters of each fiscal year an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-545-3524; and (ii) on the Commission’s website at https://www.sec.gov.

North Shore Dual Share Class ETF

Schedule of Investments

October 31, 2020 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.9%
Communication Services — 23.7%
Alphabet, Cl A*	16	$25,858
Altice USA, Cl A*	454	12,235
AMC Entertainment Holdings, Cl A	63	149
Bandwidth, Cl A*	8	1,283
Cargurus, Cl A*	106	2,112
Clear Channel Outdoor Holdings, Cl A*	1,077	963
Entravision Communications, Cl A	85	155
Eventbrite, Cl A*	113	1,043
EverQuote, Cl A*	6	201
Facebook, Cl A*	99	26,048
Globalstar*	2,026	608
Match Group*	56	6,540
Nexstar Media Group, Cl A	55	4,532
Pinterest, Cl A*	213	12,556
Roku, Cl A*	84	17,002
Sciplay, Cl A*	17	227
Snap, Cl A*	718	28,282
Yelp, Cl A*	90	1,770
Zillow Group, Cl A*	39	3,484
Zynga, Cl A*	550	4,944
		149,992
Consumer Discretionary — 11.5%
Camping World Holdings, Cl A	10	264
Carvana, Cl A*	18	3,336
Chewy, Cl A*	15	924
Chipotle Mexican Grill, Cl A*	11	13,216
Designer Brands, Cl A	76	329
Description	Shares	Fair Value
Dick’s Sporting Goods	39	$2,209
Domino’s Pizza	16	6,053
Duluth Holdings, Cl B*	22	338
Floor & Decor Holdings, Cl A*	46	3,358
Funko, Cl A*	54	342
GameStop, Cl A*	42	440
GoPro, Cl A*	60	356
Green Brick Partners*	25	447
Groupon, Cl A*	34	659
Hyatt Hotels, Cl A	31	1,709
Kura Sushi USA, Cl A*	6	77
Laureate Education, Cl A*	96	1,248
Levi Strauss, Cl A	34	537
Lululemon Athletica*	48	15,326
Malibu Boats, Cl A*	8	407
Noodles, Cl A*	22	142
Peloton Interactive, Cl A*	12	1,323
Planet Fitness, Cl A*	49	2,904
Red Rock Resorts, Cl A	71	1,358
Revolve Group, Cl A*	8	145
RH*	8	2,682
Shake Shack, Cl A*	19	1,283
Stitch Fix, Cl A*	29	999
Taylor Morrison Home, Cl A*	62	1,339
Texas Roadhouse, Cl A	39	2,731
Tilly’s, Cl A	23	141
Under Armour, Cl A*	221	3,059
Wayfair, Cl A*	14	3,473
		73,154
Consumer Staples — 6.0%
BellRing Brands, Cl A*	101	1,847
Coty, Cl A	4,232	12,273
Mondelez International, Cl A	455	24,170
		38,290
Energy — 1.4%
Brigham Minerals, Cl A	37	326
Cactus, Cl A	51	867
Liberty Oilfield Services, Cl A	81	541
Matador Resources*	128	905
New Fortress Energy, Cl A	17	614
Parsley Energy, Cl A	303	3,033
PBF Energy, Cl A	187	873
Renewable Energy Group*	23	1,297
Select Energy Services, Cl A*	98	296
Solaris Oilfield Infrastructure, Cl A	37	220
		8,972
Financials — 18.3%
Apollo Global Management, Cl A	118	4,349
Ares Management, Cl A	59	2,496
Artisan Partners Asset Management, Cl A	31	1,242

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Continued)

Description	Shares	Fair Value
BankUnited	95	$2,399
Blackstone Group, Cl A	375	18,908
BRP Group, Cl A*	11	280
Cadence BanCorp, Cl A	143	1,604
CME Group, Cl A	136	20,498
Equity Bancshares, Cl A*	16	294
Evercore, Cl A	29	2,307
First Interstate BancSystem, Cl A	33	1,165
Focus Financial Partners, Cl A*	27	986
Genworth Financial, Cl A*	493	1,937
Goosehead Insurance, Cl A	5	613
Green Dot, Cl A*	16	853
Hamilton Lane, Cl A	15	1,046
Houlihan Lokey, Cl A	20	1,254
Interactive Brokers Group, Cl A	50	2,379
MarketAxess Holdings	15	8,083
Moelis, Cl A	26	967
MSCI, Cl A	37	12,944
National Bank Holdings, Cl A	23	693
Nelnet, Cl A	20	1,221
PennyMac Financial Services	37	1,880
Prudential Financial	348	22,279
Pzena Investment Management, Cl A	17	88
Sculptor Capital Management, Cl A	20	217
Silvercrest Asset Management Group, Cl A	5	56
Silvergate Capital, Cl A*	11	246
Tradeweb Markets, Cl A	27	1,471
Victory Capital Holdings, Cl A	11	202
Virtu Financial, Cl A	35	748
		115,705
Health Care — 10.1%
10X Genomics, Cl A*	11	1,506
Atreca, Cl A*	10	134
Castlight Health, Cl B*	128	113
Change Healthcare*	112	1,585
CorMedix*	19	96
Evolent Health, Cl A*	78	775
Genesis Healthcare, Cl A*	159	68
Globus Medical, Cl A*	64	3,336
Immunovant*	21	916
Innoviva*	62	670
Inovalon Holdings, Cl A*	48	911
Ironwood Pharmaceuticals, Cl A*	138	1,363
PetIQ, Cl A*	12	343
Phibro Animal Health, Cl A	13	214
Description	Shares	Fair Value
Precigen*	109	$468
Premier, Cl A	49	1,604
Reata Pharmaceuticals, Cl A*	21	2,451
SmileDirectClub, Cl A*	83	739
Soleno Therapeutics*	46	80
Syneos Health, Cl A*	75	3,981
Tilray, Cl 2*	114	651
Triple-S Management, Cl B*	16	296
Veeva Systems, Cl A*	51	13,772
Zoetis, Cl A	174	27,588
		63,660
Industrials — 4.9%
Air Lease, Cl A	91	2,479
Ameresco, Cl A*	10	384
Bloom Energy, Cl A*	31	392
Construction Partners, Cl A*	16	326
Huron Consulting Group*	18	681
Knight-Swift Transportation Holdings, Cl A	75	2,849
Lyft, Cl A*	184	4,201
Mueller Water Products, Cl A	106	1,098
NV5 Global*	7	393
Schneider National, Cl B	44	971
Spirit AeroSystems Holdings, Cl A	142	2,583
Spirit Airlines*	76	1,335
Verisk Analytics, Cl A	75	13,348
		31,040
Information Technology — 19.1%
ACM Research, Cl A*	1	70
Altair Engineering, Cl A*	11	473
Alteryx, Cl A*	9	1,128
Appfolio, Cl A*	3	429
Appian, Cl A*	7	443
Booz Allen Hamilton Holding, Cl A	38	2,983
Box, Cl A*	35	542
Cloudflare, Cl A*	12	624
Crowdstrike Holdings, Cl A*	5	619
Datadog, Cl A*	3	272
Dolby Laboratories, Cl A	20	1,502
Domo, Cl B*	5	159
Evo Payments, Cl A*	12	253
Fastly, Cl A*	3	191
Fitbit, Cl A*	74	521
GoDaddy, Cl A*	43	3,042
GreenSky, Cl A*	35	166
I3 Verticals, Cl A*	4	83
Leidos Holdings	44	3,652

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF

Schedule of Investments

October 31, 2020 (Unaudited) (Concluded)

Description	Shares	Fair Value
ManTech International, Cl A	9	$584
Mastercard, Cl A	78	22,514
Maxeon Solar Technologies*	7	113
MaxLinear, Cl A*	22	582
MongoDB, Cl A*	8	1,828
NETGEAR*	8	247
Nutanix, Cl A*	72	1,752
Okta, Cl A*	20	4,197
Pluralsight, Cl A*	29	455
Pure Storage, Cl A*	82	1,320
RingCentral, Cl A*	13	3,358
SecureWorks, Cl A*	4	42
Smartsheet, Cl A*	30	1,495
Square, Cl A*	64	9,912
SS&C Technologies Holdings	80	4,738
SunPower, Cl A*	56	895
Switch, Cl A	22	309
Trade Desk, Cl A*	7	3,965
Twilio, Cl A*	17	4,742
Visa, Cl A	122	22,169
VMware, Cl A*	34	4,377
Workday, Cl A*	45	9,455
Workiva, Cl A*	9	498
Zoom Video Communications, Cl A*	9	4,148
Zuora, Cl A*	30	289
		121,136
Materials — 1.8%
Celanese, Cl A	88	9,989
Summit Materials, Cl A*	82	1,450
		11,439
Description	Shares	Fair Value
Real Estate — 2.0%
CBRE Group, Cl A*	227	$11,441
Newmark Group, Cl A	226	1,070
RE/MAX Holdings, Cl A	10	323
		12,834
Utilities — 0.1%
Clearway Energy, Cl A	24	629
Spark Energy, Cl A	15	137
		766
		626,988
Total Common Stock (Cost $630,747)		626,988
Total Investments — 98.9% (Cost $630,747)		$626,988

Percentages are based on Net Assets of $634,111.

*          Non-income producing security.

††       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

As of October 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF

Statement of Assets and Liabilities

October 31, 2020 (Unaudited)

Assets:
Investments at Cost	$630,747
Investments at Fair Value	$626,988
Cash and Cash Equivalents	7,481
Dividends Receivable	132
Total Assets	634,601
Liabilities:
Advisory Fees Payable	490
Total Liabilities	490
Net Assets	$634,111
Net Assets Consist of:
Paid-in Capital	$530,144
Total Distributable Earnings	103,967
Net Assets	$634,111
Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	25,000
Net Asset Value, Offering and Redemption Price Per Share	$25 .36

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF(1)

Statement of Operations

For the period ended October 31, 2020 (Unaudited)

Investment Income:
Dividend Income	$3,528
Total Investment Income	3,528
Expenses:
Advisory Fees	2,553
Total Expenses	2,553
Net Investment Income	975
Net Realized Gain on:
Investments(2)	106,751
Net Realized Gain	106,751
Net Unrealized Depreciation on:
Investments	(3,759)
Net Realized and Unrealized Gain on Investments	102,992
Net Increase in Net Assets Resulting from Operations	$103,967

(1)     Commenced operations on August 11, 2020.

(2)     Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF(1)

Statement of Changes in Net Assets

Period Ended October 31, 2020 (Unaudited)
Operations:
Net Investment Income	$975
Net Realized Gain on Investments(2)	106,751
Net Unrealized Depreciation on Investments	(3,759)
Net Increase in Net Assets Resulting from Operations	103,967
Capital Share Transactions:
Issued	3,119,314
Redeemed	(2,589,170)
Increase in Net Assets from Capital Share Transactions	530,144
Total Increase in Net Assets	634,111
Net Assets:
Beginning of Period	–
End of Period	$634,111
Share Transactions:
Issued	125,000
Redeemed	(100,000)
Net Increase in Shares Outstanding from Share Transactions	25,000

(1)     Commenced operations on August 11, 2020.

(2)     Includes realized gains (losses) as a result of in-kind redemptions (See Note 4 in Notes to the Financial Statements).

Amount designated as “—“ is $0.

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended October 31, 2020 (Unaudited)
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2020†	$ 24.88	$ 0.02	$ 0.46	$ 0.48	$ 25.36	$ 25.36	1.93%	$ 634	0.85%(3)	0.32%(3)	0.00%

†    Commenced operations August 11, 2020.

*     Per share data calculated using average shares method.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized.

The accompanying notes are an integral part of the financial statements.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of North Shore Dual Share Class ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the North Shore Dual Share Class Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. The Fund commenced operations on August 11, 2020.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically of at least 25,000 shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value.  If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2020, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes —It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2020, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax year remains open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares are not redeemable securities. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units created in the transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in the transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Shares of the Fund may only be purchased or redeemed directly from the Fund by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares of the Fund in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2020:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
North Shore Dual Share Class ETF	25,000	$750	$634,000	$750

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balances with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposits Securities on the Statement of Assets and Liabilities, when applicable.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 401, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with North Shore Indices, Inc., the Index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase of Fund shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

3. AGREEMENTS (Continued)

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended October 31, 2020, no fees were charged under the Plan; however, the Plan currently is not active and the 12b-1 fee may only be imposed after approval by the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and interested trustee of the Trust may also be officers of the Administrator, the Adviser or Distributor. They receive no fees for serving as officers or interested trustee of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$—	$744

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain/(Loss)
$3,084,634	$2,559,895	$160,751

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2020, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$630,747	$39,408	$(43,167)	$(3,759)

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (‘ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks is included in the prospectus under the heading “Additional Principal Risk Information”.

The Fund normally invests at least 80% of its total assets in securities of the Index.

Dual Share Class Companies Risk: Dual Share Class Companies create unique risks. Dual Share Class Companies allow for a concentration of voting power in the hands of company insiders through a disproportionate allocation of voting rights among stockholders. Holders of the share class that is available to the investing public, such as the Fund, typically have limited or no voting rights and are not able to enjoy the voting rights they would have if they invested in the stock of companies with traditional ownership structures. Such stockholders may be negatively affected in a variety of ways, including a company’s owners may use such power for personal benefit, while passing on financial risk to common stockholders. The governance structure of Dual Share Class Companies allows for the entrenchment of management in the company, which may prevent common stockholders from being able to address issues relating to mismanagement of the company, such as share dilution, increased company debt, and financial underperformance relevant to the market. Investing only in a portfolio of Dual Share Class Companies may impact the Fund’s relative investment performance depending on whether such investments are in or out of favor in the market. A portfolio of Dual Share Class Companies may underperform a portfolio that includes companies with traditional ownership structures.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Continued)

6. RISKS OF INVESTING IN THE FUND (Continued)

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

New/Smaller Fund Risk: A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Communication Services Sector Risk: Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

North Shore Dual Share Class ETF

Notes to the Financial Statements
October 31, 2020 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND (Continued)

Information Technology Sector Risk: The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments in the information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

7. OTHER

At October 31, 2020, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures (except as disclosed in the following paragraph) and/or adjustments were required to the financial statements.

On December 14, 2020, the Board of Trustees approved the liquidation of the Fund. The Fund is expected to liquidate on December 31, 2020.

North Shore Dual Share Class ETF

Board Consideration of Approval of Advisory Agreement
October 31, 2020 (Unaudited)

Board Consideration of Approval of Investment Advisory Agreement for the North Shore Dual Share Class ETF

At a meeting on May 19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the North Shore Dual Share Class ETF (the “Fund”) (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Board received an overview of the Adviser’s operations and management of the Fund, including comparative fee data and a profitability analysis, and also reviewed information regarding compliance oversight. The Board reviewed the Adviser’s overall business generally. At the Meeting, representatives from the Adviser were available to present additional information to help the Board evaluate the Agreement. The Board discussed the information it received and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of services to be provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been recently reviewed ETC’s registration on Form ADV and that it had been provided with ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside of the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the

North Shore Dual Share Class ETF

Board Consideration of Approval of Advisory Agreement
October 31, 2020 (Unaudited) (Concluded)

Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Performance

Because the Fund is new and has not yet commenced operations, the Board noted that there was no historical performance to consider. The Board took note of the Fund’s index-based investment objective, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as an index-based ETF, the Fund’s performance is expected to reasonably track the performance of its underlying index and that the Fund’s performance would not be the direct result of investment decisions made by ETC, which would have relatively limited investment discretion. Consequently, with respect to the Fund’s performance, the Board in the future would focus on how well the Fund’s performance tracked the performance of its underlying index, and the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee to be paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee is at the higher end of the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered information provided about the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. In light of this information, the Board concluded that the advisory fee was reasonable in light of the services to be rendered.

Economies of Scale

The Board also considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared if and when the Fund experiences significant growth.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

North Shore Dual Share Class ETF

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 11, 2020 to October 31, 2020) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/11/2019	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period
North Shore Dual Share Class ETF
Actual Fund Return	$1,000.00	$1,019.30	0.85%	$1.88	*
Hypothetical 5% Return	$1,000.00	$1,020.92	0.85%	$4.33	**

*   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 80/365 (to reflect the commencement of operations period shown).

**  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365(to reflect the one-half year period shown).

North Shore Dual Share Class ETF

Supplemental Information
(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.dualetf.com.

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10900 Hefner Point Drive, Suite 401
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 401
Oklahoma City, OK 73120

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
151 North Franklin Street
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund.

NOR-SA-002-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: January 8, 2021	Trustee and President

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr.,
Date: January 8, 2021	Treasurer